Davis Appreciation & Income Fund
Authorized series of
Davis Series, Inc.
Supplement dated June 30, 2024
to the Summary Prospectus dated April 30, 2024

Effective June 30, 2024, Davis Appreciation & Income Fund will be renamed Davis Balanced Fund. The Fund will continue to seek total return through a combination of income and growth.

Davis Appreciation & Income Fund
Authorized series of
Davis Series, Inc.
Supplement dated June 30, 2024
to the Prospectus dated April 30, 2024

Effective June 30, 2024, Davis Appreciation & Income Fund will be renamed Davis Balanced Fund. The Fund will continue to seek total return through a combination of income and growth.

Davis Appreciation & Income Fund
Authorized series of
Davis Series, Inc.
Supplement dated June 30, 2024
to the Statement of Additional Information dated April 30, 2024

Effective June 30, 2024, Davis Appreciation & Income Fund will be renamed Davis Balanced Fund. The Fund will continue to seek total return through a combination of income and growth.